UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 91.7%
	CONSUMER DISCRETIONARY - 6.4%
1,400	Genuine Parts Co.	$72,450
700	VF Corp.	57,904
		130,354

	CONSUMER STAPLES - 15.6%
2,200	Altria Group, Inc.	51,722
1,300	Kellogg Co.	65,390
1,000	PepsiCo., Inc.	64,310
1,000	Philip Morris International, Inc.	57,240
1,400	Wal-Mart Stores, Inc.	78,498
		317,160

	ENERGY - 8.9%
1,100	Chevron Corp.	104,423
1,300	Total SA - ADR	76,401
		180,824

	FINANCIALS - 12.7%
1,100	Aflac, Inc.	63,338
1,300	Chubb Corp.	75,309
2,500	Marsh & McLennan Cos., Inc.	69,700
900	Travelers Cos., Inc.	50,634
		258,981

	HEALTH CARE - 14.4%
1,700	Abbott Laboratories	76,772
2,860	Bristol-Myers Squibb Co.	72,015
1,400	Johnson & Johnson	83,678
1,100	Novartis AG - ADR	61,446
		293,911

	INDUSTRIALS - 6.4%
2,700	Pitney Bowes, Inc.	65,556
900	United Parcel Service, Inc. - Class B	64,458
		130,014

	INFORMATION TECHNOLOGY - 12.7%
4,000	Applied Materials, Inc.	62,760
3,400	Intel Corp.	72,964
1,700	Microchip Technology, Inc.	61,999
4,600	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	60,122
		257,845

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number
of Shares		Value

	MATERIALS - 2.9%
1,300	Nucor Corp.	$59,683

	TELECOMMUNICATION SERVICES - 7.5%
2,400	AT&T, Inc.	66,048
2,000	CenturyLink, Inc.	86,480
		152,528

	UTILITIES - 4.2%
2,000	SCANA Corp.	84,540

	TOTAL COMMON STOCKS
	(Cost $1,549,914)	1,865,840

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 7.6%
$155,384	Fidelity Institutional Money Market Fund, 0.16%†	155,384

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $155,384)	155,384

	TOTAL INVESTMENTS - 99.3%
	(Cost $1,705,298)	2,021,224
	Other Assets in Excess of Liabilities - 0.7%	14,208
	TOTAL NET ASSETS - 100.0%	$2,035,432

ADR - American Depository Receipt
† The rate quoted is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2011
(Unaudited)

Note 1 – Organization:
RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Taxes:
At January 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,705,298

Gross unrealized appreciation	$332,859
Gross unrealized depreciation	(16,933)

Net appreciation on investments	$315,926

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2011
(Unaudited) – Continued

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2011
(Unaudited) – Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments in Securities
Common Stock1	$1,865,840	-	-	$1,865,840
Short-term Investments	155,384	-	-	155,384
Total Investments in Securities	$2,021,224	-	-	$2,021,224

* In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to a significant change in the value of U.S.-traded securities, as measured by the S&P 500 Index. The Fund did not hold any level 2 securities during the period.

**The Fund did not hold any level 3 securities during the period.

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	March 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	March 17, 2011

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	March 17, 2011

* Print the name and title of each signing officer under his or her signature.